FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 4) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current
Fair value of derivative financial instruments
Assets	215,706	9,198
Long-term
Fair value of derivative financial instruments
Assets	30,997	19,274
Current
Fair value of derivative financial instruments
Liabilities	10,826	37,031
Long-term
Fair value of derivative financial instruments
Liabilities	2,396
Cross currency interest rate swap | Current
Fair value of derivative financial instruments
Liabilities		15,548
Foreign exchange derivatives | Current
Fair value of derivative financial instruments
Assets	1,616	564
Foreign exchange derivatives | Long-term
Fair value of derivative financial instruments
Assets	28,665	15,135
Foreign exchange derivatives | Current
Fair value of derivative financial instruments
Liabilities	8,434
Electricity Swaps | Current
Fair value of derivative financial instruments
Liabilities	1,368	95
Equity Swaps (gain)/loss | Current
Fair value of derivative financial instruments
Assets		1,723
Equity Swaps (gain)/loss | Long-term
Fair value of derivative financial instruments
Assets		4,139
Equity Swaps (gain)/loss | Current
Fair value of derivative financial instruments
Liabilities	1,024
Equity Swaps (gain)/loss | Long-term
Fair value of derivative financial instruments
Liabilities	2,396
Commodity Derivative Instruments | Crude Oil Instruments: | Current
Fair value of derivative financial instruments
Assets	167,187	4,138
Commodity Derivative Instruments | Crude Oil Instruments: | Long-term
Fair value of derivative financial instruments
Assets	2,332
Commodity Derivative Instruments | Crude Oil Instruments: | Current
Fair value of derivative financial instruments
Liabilities		18,970
Commodity Derivative Instruments | Gas | Current
Fair value of derivative financial instruments
Assets	46,903	2,773
Commodity Derivative Instruments | Gas | Current
Fair value of derivative financial instruments
Liabilities		2,418